Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits

NOTE 6 - DEPOSITS

Aggregate time deposits in denominations of more than $250,000 were $112,665,000 and $92,527,000 at December 31, 2018 and 2017, respectively.

At December 31, 2018, the scheduled maturities of time deposits are as follows (in thousands):

2019	$212,786
2020	81,453
2021	17,246
2022	17,374
2023	16,318
$345,177